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                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                     SUPPLEMENT DATED JANUARY 16, 2004, TO
                        PROSPECTUS DATED MAY 1, 2003, OR
                          SUPPLEMENT DATED MAY 1, 2003

The MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove certain variable investment options (" Existing Funds") and substitute new options ("Replacement Funds") as shown below. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution.

The Companies believe that the proposed substitutions are in the best interests of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitutions will occur on or about May 1, 2004.

The proposed substitutions and respective advisers and/or sub-advisers are:

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
EXISTING FUND AND CURRENT ADVISER                      REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)
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AIM V.I. Premier Equity Fund (Class II)                Lord Abbett Growth and Income Portfolio (Class B)
(AIM Advisors, Inc.) ("AIM")                           (Lord Abbett & Co. LLC) ("Lord Abbett")
     AND
AllianceBernstein Value Portfolio (Class B)
(Alliance Capital Management, L.P.)
("Alliance Capital")                                ->
     AND
Mutual Shares Securities Fund (Class 2)
(Franklin Mutual Advisers, LLC) ("Franklin")
     AND
Putnam VT New Value Fund (Class IB)
(Putnam Investment Management, LLC) ("Putnam")
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AIM V.I. Premier Equity Fund (Class I) (AIM)           Lord Abbett Growth and Income Portfolio (Class A)
     AND                                               (Lord Abbett)
VP Income and Growth Fund (Class 1)
(American Century Investment Management, Inc.)
("American Century")                                ->
     AND
Goldman Sachs Growth and Income Fund
(Goldman Sachs Asset Management)
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AllianceBernstein Small Cap Value Portfolio (Class B)  Third Avenue Small Cap Value Portfolio (Class B)
(Alliance Capital)                                  -> (Third Avenue Management, LLC)
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VP International Fund (Class 1) (American Century)     MFS Research International Portfolio (Class A)
     AND                                               (Massachusetts Financial Services Company) ("MFS")
Goldman Sachs International Equity Fund
(Goldman Sachs Asset Management International)      ->
     AND
Newport Tiger Fund (Class A)
(Liberty Advisory Services Corp.;
Sub-adviser: Newport Fund Management, Inc.)
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Putnam VT International New Opportunities Fund         MFS Research International Portfolio (Class B)
(Class IB) (Putnam)                                    (MFS)
     AND
International Portfolio (Class B)                   ->
(Deutsche; Sub-adviser: Deutsche Asset Management
Investment Services Ltd.)
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Appreciation Portfolio (Service Shares)                Oppenheimer Capital Appreciation Portfolio (Class B)
(The Dreyfus Corporation ("Dreyfus");                  (Oppenheimer)
Sub-adviser: Fayez Sarofin & Co.)
     AND                                            ->
Disciplined Stock Portfolio (Service Shares)
(Dreyfus)
     AND
MFS Research Series (Service Class) (MFS)
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INVESCO VIF-Dynamics Fund (INVESCO)                 -> T. Rowe Price Mid-Cap Growth Portfolio (Class A)
                                                       (T. Rowe Price Associates, Inc.) ("T. Rowe Price")
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INVESCO VIF-High Yield Fund (INVESCO)               -> Lord Abbett Bond Debenture Portfolio (Class A)
                                                       (Lord Abbett)
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VP Value Fund (Class 1)                             -< Lord Abbett Mid-Cap Value Portfolio (Class A)
(American Century)                                     (Lord Abbett)
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AllianceBernstein Premier Growth Portfolio (Class B)-> Janus Aggressive Growth Portfolio (Class B)
(Alliance Capital)                                     (Janus Investment Management LLC)
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Franklin Small Cap Fund (Class 2)                   -> T. Rowe Price Small Cap Growth Portfolio (Class B)
(Franklin)                                             (T. Rowe Price)
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MFS Emerging Growth Series (Service Class)          -> T. Rowe Price Large Cap Growth Portfolio (Class B)
(MFS)                                                  (T. Rowe Price)
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MFS Strategic Income Series (Service Class)         -> Salomon Brothers Strategic Bond Opportunities
(MFS)                                                  Portfolio (Class B)
                                                       (Salomon Brothers Asset Management Inc.)
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Please note that:

o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

o The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

o You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract.

o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

o On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

o    There will be no tax consequences to you.

The Companies expect to complete the substitutions after the approval of the SEC. Approval of some portions of the substitutions may also be required from certain state insurance authorities. Following the substitutions, we will send you a prospectus for the Replacement Funds in the Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact us at 1-800-343-8496 if you have any questions.